Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Fair Value of the Overallotment Liability
The fair value of the overallotment liability at the IPO Date of $158,275 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.12

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.10

Schedule of Reconciliation of Net Income (Loss) per Share
A reconciliation of net income per share is as follows for the three months ended March 31, 2023:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	450,040	13,517	112,510

Net income to ordinary shares	$450,040	$13,517	$112,510

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.03	$0.03	$0.03

A reconciliation of net income per share is as follows for the three months ended March 31, 2022:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(412,121)	(12,379)	(103,030)

Net (loss) to Common shares	$(412,121)	$(12,379)	$(103,030)

Weighted average shares outstanding, basic and diluted	15,144,103	463,882	3,861,026

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

A reconciliation of net income per share is as follows for the year ended December 31, 2022:

Year ended December 31, 2022	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	160,151	4,809	40,037

Net income to ordinary shares	$160,151	$4,809	$40,037

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.01	$0.01	$0.01

A reconciliation of net loss per share is as follows for the period from January 21, (Inception) through December 31, 2021:

For the period from Janaury 21, 2021 (inception) through December 31, 2021	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(209,176)	(6,286)	(113,920)

Net loss to ordinary shares	$(209,176)	$(6,286)	$(113,920)

Weighted average shares outstanding, basic and diluted	6,973,122	209,549	3,797,628

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis

Overallotment liability
Balance at January 21, 2021 (inception)	$—
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)

Expiration of overallotment option	(127,035)

Balance at December 31, 2021	$—